Condensed Consolidated Statements of Cash Flows	3 Months Ended
Mar. 31, 2026 USD ($)
Cash flows from operating activities
Net loss	$ (10,503,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	61,000
Interest income and accretion of discount on investments, net	(55,000)
Stock-based compensation	2,761,000
Unrealized foreign currency transaction gain	(378,000)
Noncash lease expense	99,000
Changes in operating assets and liabilities
Prepaid expenses and other current assets	27,000
Accounts payable and accrued expenses	(908,000)
Operating lease payments	(197,000)
Net cash used in operating activities	(9,093,000)
Cash flows from investing activities
Purchases of property and equipment	(53,000)
Purchase of investments	(73,146,000)
Proceeds from redemptions of investments	61,693,000
Net cash used in investing activities	(11,506,000)
Cash flows from financing activities
Proceeds from the exercise of stock options for common shares	158,000
Repayment of finance lease liabilities	(9,000)
Net cash provided by financing activities	149,000
Effect of exchange rate changes on cash and cash equivalents	232,000
(Decrease) increase in cash and cash equivalents during the period	(20,218,000)
Cash and cash equivalents, beginning of period	97,164,391
Cash and cash equivalents, end of period	76,946,000
Supplemental noncash investing and financing activities
Operating lease liabilities obtained in exchange for operating lease assets	$ 228,000